Earthquake Related Impairment Charges And Expenses (Schedule Of Losses And Expenses Related To Assets) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Great East Japan Earthquake [Member] USD ($)	Mar. 31, 2012 Great East Japan Earthquake [Member] JPY (¥)	Mar. 31, 2011 Great East Japan Earthquake [Member] JPY (¥)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Impairment charges of long-lived assets				¥ 480,000,000			¥ 2,253,000,000
Impairment charge of identifiable intangible assets		1,900,000,000		451,000,000			1,900,000,000
Write-offs of damaged property and equipment							186,000,000
Repair expenses and others					4,161,000	342,000,000	116,000,000
Total	$ 4,161,000	¥ 342,000,000	¥ 4,455,000,000		$ 4,161,000	¥ 342,000,000	¥ 4,455,000,000